Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs
	Six-month period ended June 30,
	2015	2016

Interest incurred on long-term debt	$140,738	$3,751
Interest, amortization of financing fees and other on loan from affiliates and related party	816	818
Amortization of financing fees	12,078	517
Discount on receivable from drilling contract	4,048	-
Other	1,217	288
Capitalized interest	(12,060)	-
Total	$146,837	$5,374